Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [abstract]
Summary of Principal Accountant Fees and Services
The following table sets forth, for each of the years indicated, the fees billed by the Company’s independent public accountants and the proportion of each of the fees out of the total amount billed by the accountants.

	2021	2020	2019

	(EUR’000)
Principal accountant fees and services
Audit fees	771	599	700
Tax fees	87	104	7
All other fees	13	22	—

Total principal accountant fees and services	871	725	707